Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	ARK ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2022
Prospectus Date	rr_ProspectusDate	Nov. 30, 2022
ARK Innovation ETF | ARK Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKK
ARK Next Generation Internet ETF | ARK Next Generation Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKW
ARK Fintech Innovation ETF | ARK Fintech Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKF
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKG
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKQ
ARK Space Exploration & Innovation ETF | ARK Space Exploration & Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKX
The 3D Printing ETF | The 3D Printing ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNT
ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZRL